FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Summary of financial assets and financial liabilities measured and recorded at fair value on recurring basis

As of December 31, 2023
		Observable	Non-observable
	Active market	input	input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Asset:
Short-term investment	253,865	635,039,118	—	635,292,983

	As of December 31, 2024
		Observable	Non-observable
	Active market	input	input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Asset:
Short-term investment	—	1,231,880,666	—	1,231,880,666
Receivable for bitcoin collateral	—	619,262,199	—	619,262,199

	As of December 31, 2024
		Observable	Non-observable
	Active market	input	input
	(Level 1)	(Level 2)	(Level 3)	Total
	US$	US$	US$	US$
Assets:
Short-term investment	—	168,766,959	—	168,766,959
Receivable for bitcoin collateral	—	84,838,573	—	84,838,573